VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Australia: 4.0%
86,260		Charter Hall Group	$1,042,989	0.5
178,089		Dexus	1,370,680	0.6
138,494		Lendlease Corp., Ltd. - Stapled Security	1,064,810	0.5
84,876		Lifestyle Communities Ltd.	1,339,085	0.6
1,068,296		Mirvac Group	2,266,141	1.1
1,361,373		Vicinity Centres	1,609,463	0.7
			8,693,168	4.0

		Belgium: 1.4%
6,388		Montea NV	846,505	0.4
21,768		Shurgard Self Storage SA	1,193,924	0.6
21,167		Warehouses De Pauw CVA	857,651	0.4
			2,898,080	1.4

		Canada: 1.9%
26,256		Boardwalk Real Estate Investment Trust	980,299	0.4
22,236		Canadian Apartment Properties REIT	1,037,715	0.5
129,259		H&R Real Estate Investment Trust	1,595,072	0.7
34,925		Summit Industrial Income REIT	574,638	0.3
			4,187,724	1.9

		France: 0.7%
21,485	(1)	Unibail-Rodamco-Westfield	1,581,304	0.7

		Germany: 4.8%
37,444	(2)	ADLER Group SA	637,585	0.3
299,304		Aroundtown SA	2,061,871	0.9
44,317		Deutsche Euroshop AG	901,676	0.4
14,656		LEG Immobilien SE	2,070,209	1.0
77,464		Vonovia SE	4,656,992	2.2
			10,328,333	4.8

		Hong Kong: 5.4%
718,900		Hang Lung Properties Ltd.	1,638,410	0.7
399,105		Link REIT	3,417,676	1.6
297,297		New World Development Co. Ltd.	1,209,183	0.6
160,855		Sun Hung Kai Properties Ltd.	2,008,491	0.9
644,792		Swire Properties Ltd.	1,616,815	0.8
336,034		Wharf Real Estate Investment Co. Ltd.	1,726,505	0.8
			11,617,080	5.4

		Ireland: 0.2%
354,531		Hibernia REIT plc	480,084	0.2

		Japan: 10.1%
426		Activia Properties, Inc.	1,742,019	0.8
601		AEON REIT Investment Corp.	807,448	0.4
288		Kenedix Office Investment Corp.	1,979,605	0.9
1,927		LaSalle Logiport REIT	3,246,440	1.5
221,315		Mitsui Fudosan Co., Ltd.	5,257,313	2.4
92,000		Nomura Real Estate Holdings, Inc.	2,391,864	1.1
969		Orix JREIT, Inc.	1,686,419	0.8
1,092		Sankei Real Estate, Inc.	1,194,718	0.6
380		SOSiLA Logistics REIT, Inc.	564,742	0.3
456,896		Tokyu Fudosan Holdings Corp.	2,811,974	1.3
			21,682,542	10.1

		Luxembourg: 0.5%
44,451		Grand City Properties SA	1,106,884	0.5

		Singapore: 3.4%
1,129,474		Ascendas Real Estate Investment Trust	2,489,556	1.2
1,283,891		CapitaLand Integrated Commercial Trust	1,911,789	0.9
663,319	(1)	Capitaland Investment Ltd./Singapore	1,660,984	0.8
233,982		City Developments Ltd.	1,184,199	0.5
			7,246,528	3.4

		Sweden: 3.2%
40,529	(3)	Castellum AB	989,406	0.5
28,070		Catena AB	1,519,828	0.7
72,716	(3)	Kungsleden AB	959,369	0.4
74,838		Nyfosa AB	1,058,318	0.5
39,295	(1)	Pandox AB	623,017	0.3
308,412		Samhallsbyggnadsbolaget i Norden AB	1,707,920	0.8
			6,857,858	3.2

		United Kingdom: 4.3%
64,523		Big Yellow Group PLC	1,212,789	0.6
152,332		Land Securities Group PLC	1,419,784	0.7
94,618		Safestore Holdings PLC	1,337,353	0.6
160,436		Segro PLC	2,577,219	1.2
927,455		Tritax Big Box REIT Plc	2,651,849	1.2
			9,198,994	4.3

		United States: 58.7%
36,128		Acadia Realty Trust	737,372	0.3
21,170		Alexandria Real Estate Equities, Inc.	4,044,952	1.9
16,019		American Tower Corp.	4,251,603	2.0
28,845		Apartment Income REIT Corp.	1,407,924	0.7
57,252		Brandywine Realty Trust	768,322	0.4
44,530		Camden Property Trust	6,566,839	3.1
10,355		Crown Castle International Corp.	1,794,729	0.8
88,744		CubeSmart	4,299,647	2.0
14,013		CyrusOne, Inc.	1,084,746	0.5
150,668		Duke Realty Corp.	7,212,477	3.3
4,216		Equinix, Inc.	3,331,188	1.5
53,969		Extra Space Storage, Inc.	9,066,252	4.2
104,894		Healthcare Trust of America, Inc.	3,111,156	1.4
214,132	(1)	Host Hotels & Resorts, Inc.	3,496,776	1.6

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
43,254		Hudson Pacific Properties, Inc.	$1,136,283	0.5
212,641		Invitation Homes, Inc.	8,150,530	3.8
14,629		Life Storage, Inc.	1,678,531	0.8
24,419		Mid-America Apartment Communities, Inc.	4,560,248	2.1
63,006		National Retail Properties, Inc.	2,721,229	1.3
73,963	(3)	Pebblebrook Hotel Trust	1,657,511	0.8
52,893		Piedmont Office Realty Trust, Inc.	921,925	0.4
133,630		ProLogis, Inc.	16,761,211	7.8
47,453		Regency Centers Corp.	3,195,011	1.5
100,556		Simon Property Group, Inc.	13,069,263	6.1
99,622		SITE Centers Corp.	1,538,164	0.7
54,097		Spirit Realty Capital, Inc.	2,490,626	1.2
23,919		Sun Communities, Inc.	4,427,407	2.1
110,600	(1)	Sunstone Hotel Investors, Inc.	1,320,564	0.6
44,853		Ventas, Inc.	2,476,334	1.1
106,166		VEREIT, Inc.	4,801,888	2.2
52,801		Welltower, Inc.	4,350,802	2.0
			126,431,510	58.7

	Total Common Stock
	(Cost $162,550,993)		212,310,089	98.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
		Repurchase Agreements: 1.3%
1,000,000	(4)	Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $1,020,000, due 09/01/31-07/01/60)	1,000,000	0.5
824,164	(4)	Daiwa Capital Markets, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $824,165, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $840,647, due 11/15/21-10/01/51)	824,164	0.4
1,000,000	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/31/21-05/01/58)	$1,000,000	0.4

	Total Repurchase Agreements
	(Cost $2,824,164)		2,824,164	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
2,597,743	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $2,597,743)	2,597,743	1.2

	Total Short-Term Investments
	(Cost $5,421,907)	5,421,907	2.5

	Total Investments in Securities (Cost $167,972,900)	$217,731,996	101.1
	Liabilities in Excess of Other Assets	(2,462,457)	(1.1)
	Net Assets	$215,269,539	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2021.

REIT Diversification	Percentage of Net Assets
Industrial REITs	17.7%
Retail REITs	15.4
Specialized REITs	13.0
Residential REITs	12.6
Real Estate Operating Companies	10.2
Diversified Real Estate Activities	9.0
Office REITs	6.3
Diversified REITs	5.9
Health Care REITs	4.6
Hotel & Resort REITs	3.0%
Real Estate Development	0.6
Hotels, Resorts & Cruise Lines	0.3
Assets in Excess of Other Liabilities*	1.4
Net Assets	100.0%

*	Includes short-term investments.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$8,693,168	$–	$8,693,168
Belgium	2,040,429	857,651	–	2,898,080
Canada	4,187,724	–	–	4,187,724
France	–	1,581,304	–	1,581,304
Germany	5,294,577	5,033,756	–	10,328,333
Hong Kong	1,616,815	10,000,265	–	11,617,080
Ireland	480,084	–	–	480,084
Japan	3,246,440	18,436,102	–	21,682,542
Luxembourg	–	1,106,884	–	1,106,884
Singapore	1,660,984	5,585,544	–	7,246,528
Sweden	5,868,452	989,406	–	6,857,858
United Kingdom	2,550,142	6,648,852	–	9,198,994
United States	126,431,510	–	–	126,431,510
Total Common Stock	153,377,157	58,932,932	–	212,310,089
Short-Term Investments	2,597,743	2,824,164	–	5,421,907
Total Investments, at fair value	$155,974,900	$61,757,096	$–	$217,731,996

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $178,355,359.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$47,167,416
Gross Unrealized Depreciation	(7,792,992)
Net Unrealized Appreciation	$39,374,424